UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21404
ING Clarion Real Estate Income Fund

(Exact name of registrant as specified in charter)
201 King of Prussia Road, Radnor, PA 19087

(Address of principal executive offices) (Zip code)
T. Ritson Ferguson, President and Chief Executive Officer
ING Clarion Real Estate Income Fund
201 King of Prussia Road

Radnor, PA 19087

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-711-4272
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
 Attached hereto.

ING Clarion Real Estate Income Fund
Portfolio of Investments / September 30, 2009 (unaudited)

		Market
Shares		Value

	Common Stock—66.0%
	Real Estate Investment Trusts (“REIT”)— 66.0%
15,000	Alexandria Real Estate Equities, Inc.	$815,250
303,200	BioMed Realty Trust, Inc.	4,184,160
462,553	Brandywine Realty Trust	5,106,585
95,832	CBL & Associates Properties, Inc.	929,570
138,100	Camden Property Trust	5,565,430
50,000	Cedar Shopping Centers, Inc.	322,500
20,000	Entertainment Properties Trust	682,800
314,200	Extra Space Storage, Inc.	3,314,810
125,600	Kimco Realty Corp.	1,637,824
263,300	Kite Realty Group Trust	1,097,961
122,210	Liberty Property Trust	3,975,491
104,605	Macerich Co. (The)	3,172,670
145,000	Mack-Cali Realty Corp.	4,687,850
117,900	National Retail Properties, Inc.	2,531,313
167,900	OMEGA Healthcare Investors, Inc.	2,689,758
381,400	ProLogis	4,546,288
159,500	Senior Housing Properties Trust	3,048,045
20,115	Simon Property Group, Inc.	1,396,584
56,500	SL Green Realty Corp.	2,477,525
284,105	UDR, Inc.	4,471,813
85,000	Weingarten Realty Investors	1,693,200

	Total Common Stock (cost $65,359,055)	58,347,427

	Preferred Stock— 32.5%
	Real Estate Investment Trusts (“REIT”)— 32.5%
80,000	Apartment Investment & Management Co., Series V	1,694,400
80,000	BioMed Realty Trust, Inc., Series A	1,780,000
51,000	CBL & Associates Properties, Inc., Series C	994,500
65,000	Cedar Shopping Centers, Inc.	1,319,500
171,300	Corporate Office Properties Trust SBI MD, Series J	3,939,900
50,000	First Industrial Realty Trust, Inc.	750,000
20,000	Glimcher Realty Trust, Series F	339,200
85,000	Glimcher Realty Trust, Series G	1,371,050
150,000	iStar Financial, Inc., Series F	1,243,500
170,000	LaSalle Hotel Properties, Series B	3,825,000
76,800	LaSalle Hotel Properties, Series E	1,694,400
32,800	National Retail Properties, Inc., Series C	750,792
129,000	Public Storage, Series I	3,252,090
80,000	Public Storage, Series K	1,992,800
80,000	SL Green Realty Corp., Series C	1,773,600
120,000	Strategic Hotels & Resorts, Inc., Series B	1,153,200
90,900	Strategic Hotels & Resorts, Inc., Series C	877,758

	Total Preferred Stock (cost $38,011,587)	28,751,690

	Total Investments—98.5% (cost $103,370,642)	87,099,117
	Other Assets less Liabilities—1.5%	1,360,118

	Net Assets—100.0%	$88,459,235

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2009.

FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:
Level 1 —	unadjusted quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2009 in valuing the Trust’s investments carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$58,347,427	$—	$—
Preferred Stocks	—	28,751,690	—

Total	$58,347,427	$28,751,690	$—

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2009.

Item 2. Controls and Procedures.
(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ING Clarion Real Estate Income Fund

By:	/s/ T. Ritson Ferguson

T. Ritson Ferguson
President and Chief Executive Officer

Date:	November 23, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ T. Ritson Ferguson

T. Ritson Ferguson
President and Chief Executive Officer

Date:	November 23, 2009

By:	/s/ Jonathan A. Blome

Jonathan A. Blome
Chief Financial Officer

Date:	November 23, 2009